GOODWILL (Details) $ in Thousands	1 Months Ended	3 Months Ended				12 Months Ended
	Nov. 30, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Goodwill
Beginning balance						¥ 2,467,497,000	¥ 2,477,075,000	¥ 1,135,034,000
New additions						70,560,000	13,080,000	1,359,749,000
Re-assignment of goodwill							0
Disposal of a business	¥ (17,700,000)							(17,708,000)
Impairment provided		¥ (335,300,000)		¥ (397,100,000)		(732,368,000)	(22,658,000)	0
Ending balance		1,805,689,000	$ 283,352		¥ 2,467,497,000	1,805,689,000	2,467,497,000	2,477,075,000
Existing home transaction services
Goodwill
Beginning balance						981,010,000	2,174,580,000	848,732,000
New additions						46,932,000	0	1,343,556,000
Re-assignment of goodwill							(1,192,875,000)
Disposal of a business								(17,708,000)
Impairment provided		(254,700,000)		(178,300,000)		(433,034,000)	(695,000)
Ending balance		594,908,000			981,010,000	594,908,000	981,010,000	2,174,580,000
New home transaction services
Goodwill
Beginning balance						1,486,487,000	286,302,000	286,302,000
New additions						23,628,000	13,080,000	0
Re-assignment of goodwill					1,192,900,000		1,192,875,000
Disposal of a business								0
Impairment provided		(80,600,000)		¥ (218,800,000)		(299,334,000)	(5,770,000)
Ending balance		1,210,781,000			1,486,487,000	1,210,781,000	1,486,487,000	286,302,000
Emerging and other services
Goodwill
Beginning balance						0	16,193,000	0
New additions						0	0	16,193,000
Re-assignment of goodwill							0
Disposal of a business								0
Impairment provided						0	(16,193,000)
Ending balance		¥ 0			¥ 0	¥ 0	¥ 0	¥ 16,193,000